Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Restricted cash	$ 24,953,581	$ 60,204
Restricted cash classified as current	3,264,145	$ 60,204
Guarantee deposit for loan facility provided by the bank	3,100,000
Long-term restricted cash	$ 21,689,436